Note 33 - Business Combinations (Details Textual) - Ipsco Tubulars Inc [Member] $ in Millions	Jan. 02, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Final closing price determined	$ 1,029
Goodwill recognized	$ 357